JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 3.6%
General Dynamics Corp.	334	100,974
Northrop Grumman Corp.	82	43,366
RTX Corp.	652	78,928
		223,268
Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	677	92,269
Banks — 7.4%
Bank of America Corp.	3,383	134,224
First Citizens BancShares, Inc., Class A	14	25,773
M&T Bank Corp.	365	64,981
PNC Financial Services Group, Inc. (The)	354	65,511
US Bancorp	395	18,086
Wells Fargo & Co.	2,661	150,320
		458,895
Beverages — 0.7%
PepsiCo, Inc.	252	42,776
Biotechnology — 3.3%
AbbVie, Inc.	524	103,538
Regeneron Pharmaceuticals, Inc. *	47	49,016
Vertex Pharmaceuticals, Inc. *	110	50,954
		203,508
Building Products — 1.9%
Carrier Global Corp.	1,487	119,722
Capital Markets — 6.7%
Ares Management Corp.	337	52,466
BlackRock, Inc.	75	70,597
Blackstone, Inc.	396	60,676
Charles Schwab Corp. (The)	1,608	104,231
Goldman Sachs Group, Inc. (The)	58	28,885
Morgan Stanley	944	98,363
		415,218
Chemicals — 3.2%
Air Products and Chemicals, Inc.	348	103,711
Axalta Coating Systems Ltd. *	2,518	91,109
		194,820
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	160	32,171
Construction Materials — 1.2%
Vulcan Materials Co.	298	74,606
Consumer Finance — 2.0%
American Express Co.	332	90,073
Capital One Financial Corp.	209	31,322
		121,395

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	1,098	88,686
Containers & Packaging — 0.4%
Ball Corp.	376	25,529
Electric Utilities — 2.3%
Entergy Corp.	164	21,614
NextEra Energy, Inc.	936	79,129
Xcel Energy, Inc.	624	40,702
		141,445
Electrical Equipment — 1.5%
Eaton Corp. plc	288	95,541
Entertainment — 0.4%
Walt Disney Co. (The)	281	27,028
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	308	142,007
Fiserv, Inc. *	341	61,198
		203,205
Food Products — 0.8%
Mondelez International, Inc., Class A	659	48,550
Ground Transportation — 2.9%
CSX Corp.	3,275	113,102
Union Pacific Corp.	268	66,019
		179,121
Health Care Equipment & Supplies — 2.8%
Becton Dickinson & Co.	160	38,629
Boston Scientific Corp. *	794	66,563
Medtronic plc	564	50,727
Zimmer Biomet Holdings, Inc.	170	18,332
		174,251
Health Care Providers & Services — 4.7%
Cigna Group (The)	161	55,700
Humana, Inc.	110	34,825
UnitedHealth Group, Inc.	280	163,856
Universal Health Services, Inc., Class B	163	37,350
		291,731
Health Care REITs — 0.7%
Ventas, Inc.	659	42,249
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc. (a)	1,487	26,172
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	9	38,048
McDonald's Corp.	239	72,729
		110,777

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.2%
Procter & Gamble Co. (The)	440	76,205
Industrial REITs — 0.3%
Prologis, Inc.	143	18,073
Insurance — 4.0%
Chubb Ltd.	246	71,012
Hartford Financial Services Group, Inc. (The)	565	66,469
Marsh & McLennan Cos., Inc.	164	36,593
MetLife, Inc.	861	70,994
		245,068
Interactive Media & Services — 1.7%
Alphabet, Inc., Class C	245	40,964
Meta Platforms, Inc., Class A	108	61,788
		102,752
IT Services — 0.6%
International Business Machines Corp.	179	39,663
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	41	25,390
Machinery — 3.3%
Deere & Co.	112	46,492
Dover Corp.	485	92,992
Parker-Hannifin Corp.	106	67,148
		206,632
Media — 1.3%
Comcast Corp., Class A	1,866	77,936
Multi-Utilities — 2.1%
CMS Energy Corp.	859	60,712
Public Service Enterprise Group, Inc.	787	70,187
		130,899
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	772	113,764
ConocoPhillips	1,294	136,233
EOG Resources, Inc.	661	81,236
Exxon Mobil Corp.	938	109,937
		441,170
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,512	78,233
Eli Lilly & Co.	36	32,141
Johnson & Johnson	514	83,296
Merck & Co., Inc.	298	33,844
Pfizer, Inc.	858	24,830
		252,344
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	20,779

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	288	47,342
Analog Devices, Inc.	483	111,084
Micron Technology, Inc.	195	20,257
NXP Semiconductors NV (China)	268	64,253
Texas Instruments, Inc.	525	108,445
		351,381
Software — 1.4%
Microsoft Corp.	207	88,848
Specialty Retail — 6.5%
AutoZone, Inc. *	20	62,040
Home Depot, Inc. (The)	229	92,681
Lowe's Cos., Inc.	408	110,378
O'Reilly Automotive, Inc. *	39	45,225
TJX Cos., Inc. (The)	753	88,550
		398,874
Technology Hardware, Storage & Peripherals — 0.8%
Western Digital Corp. *	677	46,212
Tobacco — 1.7%
Philip Morris International, Inc.	848	102,943
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	144	29,708
Total Common Stocks (Cost $4,391,831)		6,087,810
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $105,597)	105,562	105,626
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $5,483)	5,483	5,483
Total Short-Term Investments (Cost $111,080)		111,109
Total Investments — 100.2% (Cost $4,502,911)		6,198,919
Liabilities in Excess of Other Assets — (0.2)%		(11,084)
NET ASSETS — 100.0%		6,187,835

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $5,217.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,198,919	$—	$—	$6,198,919

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$81,551	$182,993	$158,969	$22	$29	$105,626	105,562	$1,270	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	—	5,632	149	—	—	5,483	5,483	3	—
Total	$81,551	$188,625	$159,118	$22	$29	$111,109		$1,273	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.